CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) [Abstract]
Profit/(loss) after tax	$ 30,967	$ 7,457	$ 126,089	$ 161
Items that may be reclassified subsequently to income statement:
Exchange gain/(loss) on translation of foreign currency denominated associate and subsidiary	(106)	(324)	(163)	(536)
Total	(106)	(324)	(163)	(536)
Other comprehensive income/(loss)	(106)	(324)	(163)	(536)
Total comprehensive income/(loss) for the period	30,861	7,132	125,927	(375)
Attributable to the owners of non-controlling interest	156	273	3	442
Attributable to the owners of parent	$ 30,705	$ 6,859	$ 125,924	$ (818)